Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012 Y	Apr. 30, 2011	Apr. 30, 2010
Goodwill and Other intangible assets (Textual) [Abstract]
Amortization expense for finite-lived intangible assets		$ 87,721	$ 73,438	$ 72,417
Weighted-average useful life of the finite-lived intangible assets [in years]		18
Estimated amortization expense for year one		96,000
Estimated amortization expense for year two		96,000
Estimated amortization expense for year three		96,000
Estimated amortization expense for year four		96,000
Estimated amortization expense for year five		96,000
Impairment charges		4,590	17,599	11,658
Loss (gain) on divestitures	$ 11,287	$ 11,287	$ 0	$ (13,607)